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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21786

ING Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30,2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Advantage and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.6%
		Australia: 2.3%
8,720		ABC Learning Centres Ltd.	$40,652
8,201		Amcor Ltd.	49,686
2,014		Australia & New Zealand Banking Group Ltd.	50,312
2,611		Babcock & Brown Ltd.	60,377
11,353		BHP Billiton Ltd.	432,776
5,966		BlueScope Steel Ltd.	52,195
8,556		Boral Ltd.	48,702
930		Commonwealth Bank of Australia	49,229
13,317		CSL Ltd.	411,232
180,186		CSR Ltd.	485,298
9,264		Foster’s Group Ltd.	51,675
164,310		Harvey Norman Holdings Ltd.	1,042,351
13,460		Iluka Resources Ltd.	51,515
9,940		Lion Nathan Ltd.	81,284
24,555		Macquarie Airports Management Ltd.	94,431
17,859		Macquarie Infrastructure Group	50,916
1,277		National Australia Bank Ltd.	43,327
6,208		Origin Energy Ltd.	47,908
122,341		Pacific Brands Ltd.	338,478
6,665	@	Paladin Resources Ltd.	40,354
70,027		Qantas Airways Ltd.	362,831
19,048		QBE Insurance Group Ltd.	548,089
10,763		Rio Tinto Ltd.	1,387,692
27,544		Santos Ltd.	349,266
5,383		Suncorp-Metway Ltd.	89,204
4,200		Toll Holdings Ltd.	51,108
8,495		Wesfarmers Ltd.	327,182
6,899	@	Wesfarmers Ltd. - New	262,712
2,409		Woodside Petroleum Ltd.	103,638
18,957		Woolworths Ltd.	568,251
1,164		WorleyParsons Ltd.	51,930
84,334		Zinifex Ltd.	1,077,991
			8,702,592
		Austria: 0.8%
108,661		Immofinanz Immobilien Anlagen AG	1,139,072
4,102	@	Meinl European Land Ltd.	60,203
6,126		Raiffeisen International Bank Holding AG	996,378
10,734		Voestalpine AG	784,283
			2,979,936
		Belgium: 0.7%
586		Delhaize Group	51,128
1,871		Dexia	50,968
748		D’ieteren SA	289,411
18,185		Fortis	485,628
7,900	@	Fortis	116
415		Groupe Bruxelles Lambert SA	52,769
14,833		InBev NV	1,299,580
3,964		KBC Groep NV	551,823
336		Solvay SA	49,819
			2,831,242
		Bermuda: 0.3%
11,900		ACE Ltd.	711,977
8,463		Tyco International Ltd.	339,620
			1,051,597
		China: 0.0%
13,000		Tencent Holdings Ltd.	97,677
			97,677
		Denmark: 0.5%
7		AP Moller - Maersk A/S	83,120
3,850		Carlsberg A/S	489,099
650		East Asiatic Co., Ltd. A/S	44,545
9,501		Novo-Nordisk A/S	1,206,884
1,100		Sydbank A/S	46,112
			1,869,760
		Finland: 1.2%
42,276		Elisa OYJ	1,319,826
73,428		Nokia OYJ	2,894,645
2,921		Orion OYJ	69,104
1,649		Sampo OYJ	48,343
5,282		UPM-Kymmene OYJ	111,527
			4,443,445
		France: 3.7%
716		Accor SA	60,486
1,213		AXA SA	49,432

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2007 (Unaudited) (continued)

Shares			Value
		France: (continued)
26,307		BNP Paribas	$2,965,271
550		Bouygues SA	49,233
4,451		Cie de Saint-Gobain	435,963
3,552		Credit Agricole SA	124,885
1,285		Electricite de France	156,177
1,063		Gaz de France	59,526
6,708		Lafarge SA	1,063,024
3,119		Lagardere SCA	250,069
381		L’Oreal SA	52,960
7,069		LVMH Moet Hennessy Louis Vuitton SA	855,670
220		Pernod-Ricard SA	48,643
11,514		Peugeot SA	892,570
484		PPR	81,385
4,617		Sanofi-Aventis	440,312
365		Schneider Electric SA	50,664
2,127		Scor SA	55,168
33		Societe Generale	5,083
717		Sodexho Alliance SA	45,165
28,038		Suez SA	1,865,647
3,195	@	Thomson	49,587
17,512		Total SA	1,416,177
489		Vallourec	137,964
679		Veolia Environnement	62,805
18,675		Vinci SA	1,483,218
33,449		Vivendi	1,533,869
			14,290,953
		Germany: 3.4%
1,765		Allianz AG	364,710
699		BASF AG	97,171
2,720		Bayerische Motoren Werke AG	165,764
8,665		Commerzbank AG	341,531
2,023		DaimlerChrysler AG	205,923
17,622		Deutsche Bank AG	2,319,899
54,366		Deutsche Post AG	1,846,310
3,411		E.ON AG	694,455
1,113		Heidelberger Druckmaschinen	35,243
928		Hypo Real Estate Holding AG	49,307
53,003	@	KarstadtQuelle AG	1,608,964
2,820		Merck KGaA	366,320
543		Metro AG	49,634
329		Muenchener Rueckversicherungs AG	60,017
13,167		RWE AG	1,795,693
2,550		Salzgitter AG	411,877
950		SAP AG	48,686
17,199		Siemens AG	2,614,345
188		Volkswagen AG	45,096
			13,120,945
		Gibraltar: 0.0%
79,764	@	PartyGaming PLC	47,475
			47,475
		Greece: 0.3%
29,411		Hellenic Telecommunications Organization SA	1,058,270
			1,058,270
		Hong Kong: 0.3%
3,000		Cheung Kong Holdings Ltd.	56,960
1,500		Hong Kong Exchanges and Clearing Ltd.	45,833
346,000	@	Hutchison Telecommunications International Ltd.	487,557
30,500		Kingboard Chemicals Holdings	167,117
151,000		Melco International Development	244,605
5,500		Orient Overseas International Ltd.	42,247
62,500		Shui On Land Ltd.	77,293
34,000		Shun TAK Holdings Ltd.	52,047
			1,173,659
		Ireland: 0.3%
48,173		Allied Irish Banks PLC	1,088,757
			1,088,757
		Italy: 2.3%
79,405	@	Banco Popolare Scarl	1,785,360
85,247		Enel S.p.A.	1,020,659
55,619		ENI S.p.A.	1,990,801
3,415		Fiat S.p.A	93,811
12,645		Finmeccanica S.p.A.	377,343
6,401		Intesa Sanpaolo S.p.A.	50,955
41,575		Parmalat S.p.A	160,175
344,271		Telecom Italia S.p.A.	1,094,408
245,662		UniCredito Italiano S.p.A.	2,087,663
			8,661,175
		Japan: 8.8%
29,900		Aeon Co., Ltd.	458,452
2,000		Aeon Mall Co., Ltd.	53,731
11,000		Ajinomoto Co., Inc.	121,239
7,000		Amada Co., Ltd.	64,664

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2007 (Unaudited) (continued)

Shares			Value
		Japan: (continued)
1,900		Aoyama Trading Co., Ltd.	$48,401
1,100		Astellas Pharma, Inc.	49,077
7,000		Bank of Yokohama Ltd.	54,778
2,200		Bridgestone Corp.	42,216
20,000		Canon Sales Co., Inc.	408,028
35,700		Canon, Inc.	1,883,078
3,700		Casio Computer Co., Ltd.	47,243
10,000		Central Glass Co., Ltd.	36,998
32		Central Japan Railway Co.	338,488
7,000		Chiba Bank Ltd.	60,346
3,000		Chiyoda Corp.	39,302
118,000		COMSYS Holdings Corp.	970,121
1,300		CSK Corp.	42,919
29,600		Daiichi Sankyo Co., Ltd.	928,881
1,620		Diamond Lease Co., Ltd.	57,365
5,000		Dowa Holdings Co., Ltd.	35,197
5		East Japan Railway Co.	41,387
4,900		EDION Corp.	61,189
2,600		Fast Retailing Co., Ltd.	171,238
11,000		Furukawa Electric Co., Ltd.	47,573
1,800		Hikari Tsushin, Inc.	55,506
9,000		Hiroshima Bank Ltd.	53,219
18,000		Hitachi Cable Ltd.	116,295
17,800		Hitachi High-Technologies Corp.	398,712
24,500		Honda Motor Co., Ltd.	850,898
26		Inpex Holdings, Inc.	267,670
7,600		Ito En Ltd.	179,959
9,000		Joyo Bank Ltd.	54,266
5,900		JS Group Corp.	94,762
29,000		Kajima Corp.	95,001
10,000		Keisei Electric Railway Co., Ltd.	58,563
5,000		Keyence Corp.	1,162,284
13,000		Kobe Steel Ltd.	42,852
56,300		Komatsu Ltd.	1,723,525
3,100		Komori Corp.	74,103
2,800		Koyo Seiko Co., Ltd.	48,378
600		Kyocera Corp.	54,131
1,300		Lawson, Inc.	47,499
11,100		Matsui Securities Co., Ltd.	92,002
69,000		Matsushita Electric Industrial Co., Ltd.	1,403,141
4,000		Matsushita Electric Works Ltd.	41,937
9,000		Meiji Dairies Corp.	45,393
2,000		Mitsui Fudosan Co., Ltd.	51,636
53,000		Mitsui Mining & Smelting Co., Ltd.	227,801
91,000		Mitsui OSK Lines Ltd.	1,371,601
12,000		Mitsui Trust Holdings, Inc.	102,302
417		Mizuho Financial Group, Inc.	2,251,971
3,600		Murata Manufacturing Co., Ltd.	210,868
3,600		Namco Bandai Holdings, Inc.	59,727
30,000		Nichirei Corp.	125,108
1,000		Nintendo Co., Ltd.	614,042
3,000		Nippon Electric Glass Co., Ltd.	50,438
6,000		Nippon Oil Corp.	49,808
167		Nippon Telegraph & Telephone Corp.	757,769
8,000		Nippon Yusen KK	69,799
18,000		Nishi-Nippon City Bank Ltd.	50,579
4,000		Nisshinbo Industries, Inc.	53,300
5,900		Nomura Holdings, Inc.	106,503
14,000		NSK Ltd.	135,665
250		Obic Co., Ltd.	48,011
4,000		Okuma Corp.	46,141
13,000		Olympus Corp.	537,703
9,900		Pioneer Corp.	93,956
9,000		Sanwa Shutter Corp.	45,650
31,000	@	Sanyo Electric Co., Ltd.	59,824
9		Sapporo Hokuyo Holdings, Inc.	93,490
186		SBI E*trade Securities Co., Ltd.	189,290
7,000		Sekisui Chemical Co., Ltd.	48,014
6,000		Sekisui House Ltd.	76,707
25,400		Seven & I Holdings Co., Ltd.	637,385
27,000		Shin-Etsu Chemical Co., Ltd.	1,609,317
4,500		Shinko Electric Industries	98,241
46,000		Shinko Securities Co., Ltd.	205,361
2,000		Shiseido Co., Ltd.	47,959
8,500		Showa Shell Sekiyu KK	97,153
1,600		SMC Corp.	185,103
8,400		Softbank Corp.	194,097
510		Softbank Investment Corp.	153,767
5,800		Sony Corp.	313,706
13,100		Sumco Corp.	408,615
20,400		Sumitomo Electric Industries Ltd.	317,698
5,000		Sumitomo Heavy Industries	54,235

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2007 (Unaudited) (continued)

Shares			Value
		Japan: (continued)
43,000		Sumitomo Metal Mining Co., Ltd.	$897,067
255		Sumitomo Mitsui Financial Group, Inc.	2,194,798
4,700		Sumitomo Rubber Industries, Inc.	46,385
55,000		Sumitomo Trust & Banking Co., Ltd.	457,912
23,000		Suruga Bank Ltd.	294,123
17,000		Taisei Corp.	50,271
10,000		Taiyo Yuden Co., Ltd.	169,340
4,900		Takeda Pharmaceutical Co., Ltd.	314,454
700		TDK Corp.	49,818
4,500		THK Co., Ltd.	82,151
292,000		Tokyo Gas Co., Ltd.	1,458,177
4,000		Tokyo Tatemono Co., Ltd.	47,356
6,000		Tokyu Land Corp.	56,979
7,000		Toto Ltd.	55,961
2,700		Toyo Seikan Kaisha Ltd.	47,209
46,000		Toyota Motor Corp.	2,608,048
6,000		UNY Co., Ltd.	53,100
650		USS Co., Ltd.	41,813
7,000		Zeon Corp.	46,646
			33,843,955
		Luxembourg: 0.5%
27,527		Arcelormittal	2,033,668
			2,033,668
		Netherlands: 1.8%
2,870		Aegon NV	51,238
1,425	@	ASML Holding NV	49,805
8,302		Buhrmann NV	73,357
4,077		Heineken NV	267,733
65,442	@	Koninklijke Ahold NV	930,435
6,897		Koninklijke Philips Electronics NV	287,099
54,447		Royal Dutch Shell PLC - Class A	2,202,701
50,678		Royal Dutch Shell PLC - Class B	2,037,242
23,031		Unilever NV	815,799
			6,715,409
		New Zealand: 0.1%
39,643		Contact Energy Ltd.	262,581
24,930		Sky Network Television Ltd.	105,862
14,440		Telecom Corp. of New Zealand Ltd.	47,550
31,360		Vector Ltd.	56,734
			472,727
		Norway: 0.4%
3,800		DNB NOR ASA	59,358
2,090	@	Petroleum Geo-Services ASA	59,882
40,900		Statoil ASA	1,325,078
6,150	@	TGS Nopec Geophysical Co. ASA	84,287
			1,528,605
		Portugal: 0.0%
6,796		Energias de Portugal SA	45,932
			45,932
		Singapore: 1.3%
39,000		ComfortDelgro Corp., Ltd.	51,549
155,000		DBS Group Holdings Ltd.	2,156,369
94,000		Neptune Orient Lines Ltd.	270,782
145,000		Oversea-Chinese Banking Corp.	854,778
5,000		Singapore Exchange Ltd.	48,802
53,000		Singapore Press Holdings Ltd.	166,240
46,000		United Overseas Bank Ltd.	630,817
96,000		United Overseas Land Ltd.	300,910
234,000		Wing Tai Holdings Ltd.	427,911
			4,908,158
		Spain: 0.8%
1,963		Acerinox SA	52,900
6,506		Banco Bilbao Vizcaya Argentaria SA	161,783
29,806		Banco Santander Central Hispano SA	638,556
578		Fomento de Construcciones y Contratas SA	48,826
2,662		Promotora de Informaciones SA (PRISA)	46,254
64,870		Telefonica SA	2,173,155
			3,121,474
		Sweden: 0.9%
16,000		Atlas Copco AB - Class B	219,139
81,950		Boliden AB	1,157,170
2,300		Electrolux AB	38,755
4,600		Nobia AB	42,915
2,800		Nordea Bank AB	47,046
2,800		Sandvik AB	50,707
3,700		Scania AB - B Shares	92,511
9,000		Skandinaviska Enskilda Banken AB	251,592
2,400		SKF AB - B Shares	42,336
2,400		SSAB Svenskt Staal AB	59,896
3,000		Svenska Cellulosa AB - B Shares	53,517
2,200		Tele2 AB - B Shares	50,210
17,000		Telefonaktiebolaget LM Ericsson	41,531

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2007 (Unaudited) (continued)

Shares			Value
		Sweden: (continued)
2,000		Trelleborg AB	$44,563
78,250		Volvo AB	1,333,023
			3,524,911
		Switzerland: 3.2%
760		Compagnie Financiere Richemont AG	52,237
30,069		Credit Suisse Group	1,816,875
486		Holcim Ltd.	52,305
422		Kuoni Reisen Holding	223,194
2,601		Nestle SA	1,250,574
11,659		Novartis AG	661,202
85	@	OC Oerlikon Corp. AG	39,110
16,230		Roche Holding AG	3,099,441
4,687		Schindler Holding AG	291,526
63,250		STMicroelectronics NV	965,307
1,132		Swatch Group AG - BR	317,675
926		Swatch Group AG - REG	50,789
16,744		Swiss Reinsurance	1,242,433
6,908		UBS AG - Reg	349,899
1,604		Xstrata PLC	112,642
5,537		Zurich Financial Services AG	1,613,712
			12,138,921
		United Kingdom: 8.2%
46,151		3I Group PLC	1,031,293
10,146		Amvescap PLC	131,115
3,259		Anglo American PLC	219,596
55,865		ARM Holdings PLC	152,589
32,208		AstraZeneca PLC	1,527,429
3,412		Aviva PLC	47,805
24,091		Barclays PLC	278,457
4,485		Barratt Developments PLC	42,826
62,040		BHP Billiton PLC	2,049,443
3,334		Bovis Homes Group PLC	43,316
162,519		BP PLC	1,970,839
77,769	@	British Airways PLC	545,083
2,918		British American Tobacco PLC	113,332
27,385		British Energy Group PLC	293,759
3,888		British Sky Broadcasting PLC	49,971
164,934		BT Group PLC	971,580
190,640		Cable & Wireless PLC	737,571
5,495		Carnival PLC	239,765
115,641		Compass Group PLC	757,597
75,224		Daily Mail & General Trust	859,925
4,586		Davis Service Group PLC	49,836
47,455		Diageo PLC	1,070,984
4,389		Enterprise Inns PLC	48,002
27,570		FKI PLC	43,823
6,943		GKN PLC	45,661
35,158		GlaxoSmithKline PLC	928,936
21,742		HBOS PLC	356,468
6,196		Home Retail Group	44,169
84,204		HSBC Holdings PLC	1,439,713
31,781		Imperial Tobacco Group PLC	1,643,345
144,593		International Power PLC	1,387,708
16,525		J Sainsbury PLC	149,334
8,474		Kesa Electricals PLC	41,151
6,386		Ladbrokes PLC	40,407
435,691		Legal & General Group PLC	1,161,430
9,219		Lloyds TSB Group PLC	93,881
16,966		LogicaCMG PLC	43,232
33,360		London Stock Exchange Group PLC	1,220,808
3,659		Marks & Spencer Group PLC	43,872
2,218		Persimmon PLC	36,371
2,519		Punch Taverns PLC	42,518
26,229		Rank Group PLC	54,137
5,810		Reckitt Benckiser PLC	344,854
6,607		Resolution PLC	96,110
3,813		Reuters Group PLC	46,991
10,811		Rio Tinto PLC	1,255,624
101,852	@	Rolls-Royce Group PLC	1,105,938
4,782,511	@	Rolls-Royce Group PLC - B Shares	10,816
306,442		Royal Bank of Scotland Group PLC	2,893,494
10,880		Sage Group PLC	48,205
17,836		Smith & Nephew PLC	212,894
6,281		SSL International PLC	65,010
9,000		Standard Chartered PLC	353,988
9,087		Standard Life PLC	48,979
5,695		Tate & Lyle PLC	52,743
14,957		Tesco PLC	147,352
21,539	@	Thomas Cook Group PLC	117,067
10,557		Tomkins PLC	42,421
5,788		Travis Perkins PLC	158,166
31,371		Unilever PLC	1,147,661

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2007 (Unaudited) (continued)

Shares			Value
		United Kingdom: (continued)
346,222		Vodafone Group PLC	$1,295,615
4,653		Wolseley PLC	66,354
			31,559,359
		United States: 56.5%
7,700		3M Co.	641,102
34,300		Aetna, Inc.	1,916,684
1,700	@	Affiliated Computer Services, Inc.	71,332
1,200		Air Products & Chemicals, Inc.	118,848
27,000		Allstate Corp.	1,380,240
35,900		Altria Group, Inc.	2,784,404
9,900	@	Amazon.com, Inc.	896,544
70,000	S	American International Group, Inc.	4,069,100
6,900	@	American Tower Corp.	314,226
52,400		Anheuser-Busch Cos., Inc.	2,762,528
1,700	@	Apollo Group, Inc. - Class A	130,084
16,700	@	Apple, Inc.	3,043,074
28,000		Applera Corp. - Applied Biosystems Group	956,480
95,237		AT&T, Inc.	3,639,006
10,900	@	Autodesk, Inc.	513,281
4,900	@	Autozone, Inc.	546,987
27,200	S	Bank of America Corp.	1,254,736
8,200		Baxter International, Inc.	490,934
6,300		Best Buy Co., Inc.	321,615
16,200	@	Big Lots, Inc.	302,454
7,300		Black & Decker Corp.	603,345
26,700	@	BMC Software, Inc.	883,236
41,800		Bristol-Myers Squibb Co.	1,238,534
36,800		CA, Inc.	901,232
7,000		Caterpillar, Inc.	503,300
14,700		CenturyTel, Inc.	626,661
5,400		Charles Schwab Corp.	131,274
74,400	S	Chevron Corp.	6,530,088
59,600		Chubb Corp.	3,251,180
6,800		Cigna Corp.	364,548
29,400	@, S	Cisco Systems, Inc.	823,788
23,400		Citigroup, Inc.	779,220
8,300		Clear Channel Communications, Inc.	297,970
56,900	@	Coach, Inc.	2,113,266
20,200		Coca-Cola Co.	1,254,420
3,800	@	Cognizant Technology Solutions Corp.	118,180
6,400		Colgate-Palmolive Co.	512,512
3,300		Commerce Bancorp., Inc.	131,406
10,800	@	Computer Sciences Corp.	570,456
35,200		ConocoPhillips	2,817,408
17,600		Constellation Energy Group, Inc.	1,763,696
23,000		Corning, Inc.	558,670
23,700		Costco Wholesale Corp.	1,597,380
22,000	@	Coventry Health Care, Inc.	1,273,360
3,000		CSX Corp.	126,000
15,400		Cummins, Inc.	1,800,260
17,800		CVS Caremark Corp.	713,602
33,600		Danaher Corp.	2,917,152
800		Deere & Co.	137,440
125,000	@	Dell, Inc.	3,067,500
1,300		Devon Energy Corp.	107,653
30,300		Dover Corp.	1,402,284
5,400		Duke Energy Corp.	106,866
12,500		Eaton Corp.	1,116,375
2,400		Ecolab, Inc.	114,960
50,300		Eli Lilly & Co.	2,663,385
28,800	@	EMC Corp.	554,976
1,800		ENSCO International, Inc.	96,930
24,500		Entergy Corp.	2,928,730
3,300	@	Expedia, Inc.	107,580
125,900	S	ExxonMobil Corp.	11,225,244
35,000		Freeport-McMoRan Copper & Gold, Inc.	3,462,550
18,300		General Dynamics Corp.	1,624,674
117,522		General Electric Co.	4,499,917
31,700		General Mills, Inc.	1,906,755
11,700	@	Gilead Sciences, Inc.	544,518
13,900		Goldman Sachs Group, Inc.	3,150,296
3,300	@	Google, Inc. - Class A	2,286,900
34,281		Halliburton Co.	1,255,027
3,100		Harrah’s Entertainment, Inc.	273,017
12,106		Hartford Financial Services Group, Inc.	1,153,944
1,800		Hess Corp.	128,196
54,800		Hewlett-Packard Co.	2,803,568
8,000		HJ Heinz Co.	378,400
3,800		Honeywell International, Inc.	215,156
81,200		Hudson City Bancorp., Inc.	1,235,864
25,700	@	Humana, Inc.	1,979,671
1,900		Illinois Tool Works, Inc.	105,450

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2007 (Unaudited) (continued)

Shares			Value
		United States: (continued)
226,400		Intel Corp.	$5,904,513
30,400		International Business Machines Corp.	3,197,472
3,000		International Game Technology	130,980
6,000		ITT Corp.	386,640
16,300	S	Johnson & Johnson	1,104,162
87,700		JPMorgan Chase & Co.	4,000,874
8,300	@	Juniper Networks, Inc.	246,676
6,500		Kimberly-Clark Corp.	453,765
19,200		L-3 Communications Holdings, Inc.	2,124,480
6,600		Lehman Brothers Holdings, Inc.	413,358
18,100		Lockheed Martin Corp.	2,003,127
26,400		Marathon Oil Corp.	1,475,760
12,700		Marshall & Ilsley Corp.	399,669
38,500		McDonald’s Corp.	2,251,095
5,700		McGraw-Hill Cos., Inc.	279,756
9,800		McKesson Corp.	653,954
1,900	@	Medco Health Solutions, Inc.	189,981
90,400		Merck & Co., Inc.	5,366,144
13,900		Merrill Lynch & Co., Inc.	833,166
27,000		Metlife, Inc.	1,770,930
124,100	S	Microsoft Corp.	4,169,760
19,500		Monsanto Co.	1,937,715
28,100		Morgan Stanley	1,481,432
6,200	@	National Oilwell Varco, Inc.	422,530
58,600		Nike, Inc.	3,847,090
41,000		Noble Corp.	2,137,330
2,700		Norfolk Southern Corp.	138,267
43,700		Northrop Grumman Corp.	3,443,123
28,900	@	Novell, Inc.	202,878
68,800	@	Nvidia Corp.	2,169,952
14,000		Occidental Petroleum Corp.	976,780
50,100		Omnicom Group	2,442,375
53,600	@	Oracle Corp.	1,081,648
17,700		Parker Hannifin Corp.	1,405,911
21,400		Pepsi Bottling Group, Inc.	913,138
33,800		PepsiCo, Inc.	2,608,684
25,200		Pfizer, Inc.	598,752
6,900		Polo Ralph Lauren Corp.	475,962
2,200		PPG Industries, Inc.	151,008
1,300		Praxair, Inc.	110,994
22,200	S	Procter & Gamble Co.	1,642,800
17,700		Prudential Financial, Inc.	1,666,278
23,700		Public Service Enterprise Group, Inc.	2,269,038
72,600		Qualcomm, Inc.	2,960,628
14,900		RadioShack Corp.	275,650
43,376		Regions Financial Corp.	1,146,428
3,100		Robert Half International, Inc.	83,576
14,300	@	Sandisk Corp.	535,392
81,900		Schering-Plough Corp.	2,563,470
20,000		Sigma-Aldrich Corp.	1,053,000
7,000		SLM Corp.	266,560
8,300		Snap-On, Inc.	405,704
16,600		Sprint Nextel Corp.	257,632
3,400	@	St. Jude Medical, Inc.	135,150
2,200		Stryker Corp.	159,786
28,000	@	Symantec Corp.	498,400
13,700		Texas Instruments, Inc.	432,509
2,000	@	Thermo Electron Corp.	115,280
33,300		TJX Cos., Inc.	977,022
4,337	@	Transocean, Inc.	595,427
72,600		Travelers Cos., Inc.	3,855,786
1,700		Union Pacific Corp.	214,438
5,300		United States Steel Corp.	517,810
35,200		United Technologies Corp.	2,631,904
29,900		UnitedHealth Group, Inc.	1,644,500
15,900		UST, Inc.	920,610
35,000		Verizon Communications, Inc.	1,512,350
4,300	@	Viacom - Class B	180,686
36,800		Wachovia Corp.	1,582,400
5,700		Wal-Mart Stores, Inc.	273,030
97,900		Walt Disney Co.	3,245,385
38,800		Washington Mutual, Inc.	756,600
15,200	@	Waters Corp.	1,186,208
8,900	@	WellPoint, Inc.	749,469
90,000		Wells Fargo & Co.	2,918,700
13,300		Wendy’s International, Inc.	372,799
3,200		Williams Cos., Inc.	111,072
			216,604,937
		Total Common Stock
		(Cost $352,739,990)	377,915,539

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2007 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 0.7%
		Australia: 0.7%
56,875		CFS Retail Property Trust		$119,755
36,538		Commonwealth Property Office Fund		51,504
726,055		Macquarie Office Trust		984,696
12,639		Multiplex Group		54,471
167,596		Stockland		1,339,422
2,791		Westfield Group		50,586

		Total Real Estate Investment Trusts
		(Cost $2,386,759)		2,600,434
PREFERRED STOCK: 0.7%
		Germany: 0.7%
20,616		Henkel KGaA - Vorzug		1,140,492
427		Porsche AG		948,525
11,602		ProSieben SAT.1 Media AG		312,441
1,432		RWE AG		169,199

		Total Preferred Stock
		(Cost $2,369,352)		2,570,657

		Total Long-Term Investments
		(Cost $357,496,101)		383,086,630
SHORT-TERM INVESTMENTS: 1.3%
		Mutual Fund: 1.1%
4,300,000	**, S	ING Institutional Prime Money Market Fund		4,300,000
		Total Mutual Fund
		(Cost $4,300,000)		4,300,000

Principal Amount				Value
		Repurchase Agreement: 0.2%
$795,000		Morgan Stanley Repurchase Agreement dated 11/30/07, 4.500%, due 12/03/07, $795,298 to be received upon repurchase (Collateralized by $1,435,000 Resolution Funding Corporation, Discount Note, Market Value $811,105, due 07/15/20)		$795,000
		Total Repurchase Agreement
		(Cost $795,000)		795,000
		Total Short-Term Investments
		(Cost $5,095,000)		5,095,000
		Total Investments in Securities
		(Cost $362,591,101)	101.3%	$388,181,630
		Other Assets and Liabilities - Net	(1.3)	(5,020,097)
		Net Assets	100.0%	$383,161,533

	@	Non-income producing security
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $362,965,817.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$33,423,821
		Gross Unrealized Depreciation		(8,208,008)
		Net Unrealized Appreciation		$25,215,813

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2007 (Unaudited) (continued)

At November 30, 2007 the following forward currency contracts were outstanding for the ING Global Advantage and Premium Opportunity Fund:

Currency		Buy/Sell	Settlement Date	InExchange For	Value	Unrealized Appreciation (Depreciation)
				USD
Australia Dollars
AUD	12,640,000	Sell	02/06/08	$11,064,563	$11,123,747	$(59,184)
Switzerland Francs
CHF	11,980,000	Sell	02/06/08	10,914,932	10,632,223	282,709
EURO
EUR	43,840,000	Sell	02/06/08	65,147,117	64,206,586	940,531
British Pound Sterling
GBP	17,220,000	Sell	02/06/08	35,338,884	35,321,008	17,876
Japanese Yen
JPY	3,484,000,000	Sell	02/06/08	32,434,103	31,617,865	816,238
						$1,998,170

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2007 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value
5,900	Morgan Stanley	Dow Jones Euro Stoxx 50	12/11/07	4,360.17	EUR	$658,264	$(879,970)
2,400	Morgan Stanley	FTSE 100 Index	12/11/07	6,460.97	GBP	642,074	(633,089)
237,000	Deutsche Bank, AG	Nikkei 225 Index	12/11/07	15,159.29	JPY	834,079	(1,318,451)
103,500	Citigroup	S&P 500® Index	12/13/07	1,439.18	USD	7,132,185	(5,596,297)
						$9,266,602	$(8,427,807)

Total Premiums Received:	$9,266,602
Total Liabilities for Call Options Written:	$8,427,807

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2007 (Unaudited) (continued)

Industry	Percentage of Net Assets
Advertising	0.6%
Aerospace/Defense	3.5
Agriculture	1.4
Airlines	0.2
Apparel	1.0
Auto Manufacturers	1.6
Auto Parts & Equipment	0.1
Banks	9.5
Beverages	2.9
Biotechnology	0.1
Building Materials	0.6
Chemicals	1.4
Commercial Services	0.3
Computers	3.7
Cosmetics/Personal Care	0.6
Distribution/Wholesale	0.2
Diversified	0.4
Diversified Financial Services	4.0
Electric	3.8
Electrical Components & Equipment	0.2
Electronics	1.1
Engineering & Construction	0.8
Entertainment	0.1
Food	2.1
Food Service	0.2
Forest Products & Paper	0.0
Gas	0.4
Hand/Machine Tools	0.4
Healthcare - Products	0.6
Healthcare - Services	2.0
Holding Companies - Diversified	0.3
Home Builders	0.1
Home Furnishings	0.5
Household Products/Wares	0.6
Housewares	0.0
Insurance	6.2
Internet	1.1
Investment Companies	0.0
Iron/Steel	1.0
Leisure Time	0.2
Lodging	0.1
Machinery - Construction & Mining	0.6
Machinery - Diversified	0.9
Media	1.9
Metal Fabricate/Hardware	0.1
Mining	3.2
Miscellaneous Manufacturing	4.4
Office Property	0.3
Office/Business Equipment	0.5
Oil & Gas	9.9
Oil & Gas Services	0.5
Packaging & Containers	0.0
Pharmaceuticals	5.9
Pipelines	0.0
Real Estate	0.6
Retail	4.0
Savings & Loans	0.5
Semiconductors	2.7
Shopping Centers	0.0
Software	2.1
Telecommunications	6.3
Textiles	0.0
Toys/Games/Hobbies	0.2
Transportation	1.2
Venture Capital	0.3
Water	0.0
Short-Term Investments	1.3
Other Assets and Liabilities - Net	(1.3)
Net Assets	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2008